Average Annual Total Returns (Vanguard Florida Long-Term Tax-Exempt Fund)	12 Months Ended
Nov. 30, 2010
Vanguard Florida Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	1.67%
Five Years	3.60%
Ten Years	4.55%
Inception Date	Sep. 01, 1992
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Florida Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	1.75%
Five Years	3.68%
Since Inception	4.20%
Inception Date	Nov. 12, 2001
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Florida Long-Term Tax-Exempt Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	1.67%
Five Years	3.57%
Ten Years	4.48%
Vanguard Florida Long-Term Tax-Exempt Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	2.61%
Five Years	3.72%
Ten Years	4.54%
Vanguard Florida Long-Term Tax-Exempt Fund - Investor Shares | Barclays Capital 10 Year Municipal Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	4.05%
Five Years	4.85%
Ten Years	5.15%
Vanguard Florida Long-Term Tax-Exempt Fund - Admiral Shares | Barclays Capital 10 Year Municipal Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	4.05%
Five Years	4.85%
Since Inception	4.76%
Vanguard Florida Long-Term Tax-Exempt Fund - Investor Shares | Barclays Capital Municipal Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	2.38%
Five Years	4.09%
Ten Years	4.83%
Vanguard Florida Long-Term Tax-Exempt Fund - Admiral Shares | Barclays Capital Municipal Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	2.38%
Five Years	4.09%
Since Inception	4.37%